Supplemental Equity and Comprehensive Income Information (Details) - $ / shares	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental Equity and Comprehensive Income Information
Common stock, par value per share (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	3,000,000,000	3,000,000,000	3,000,000,000
Common stock, shares issued (in shares)	944,033,056	944,033,056	944,033,056
Treasury stock (in shares)	334,702,932	308,898,462	280,736,817	256,941,406
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000